Filed Pursuant to Rule 485(b)

    As filed with the Securities and Exchange Commission on December 10, 1999

                       Registration No. 33-19229; 811-5430
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (  X  )
                                                         -----
         Pre-Effective Amendment No.        (     )
                                      ----   -----

         Post-Effective Amendment No.  53   (  X  )
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (  X  )
                                                                 -----

         Amendment No.  55                  (  X  )
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                        (Check appropriate box or boxes)

                                   SSgA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                  909 A Street
                            Tacoma, Washington 98402
                    (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (253) 627-7001

Name and Address of
Agent for Service:                                 Copies to:
-----------------                                  ----------
Karl J. Ege                                        Philip H. Newman, Esq.
Secretary and General Counsel                      Goodwin, Procter & Hoar
Frank Russell Investment Management Company        Exchange Place
909 A Street                                       Boston, Massachusetts  02109
Tacoma, Washington  98402

            Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:
        (  X  ) immediately upon filing pursuant to paragraph (b)
        (     ) on (_________________) pursuant to paragraph (b)
        (     ) 60 days after filing pursuant to paragraph (a)
        (     ) on (date) pursuant to paragraph (a)(1)
        (     ) 75 days after filing pursuant to paragraph (a)(2)
        (     ) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

        ( X ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            PART A, PART B AND PART C

Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 52 to Registration No. 33-19229 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of, Post-Effective Amendment No. 53 to Registration No. 33-19229.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the SSgA Funds, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 53 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 10th day of December, 1999.


                                      By:   /s/ Lynn L. Anderson
                                                -------------------------------
                                            Lynn L. Anderson, President,
                                            Treasurer and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on December 10, 1999.


      Signature                                       Title
      ---------                                       -----
/s/ Lynn L. Anderson                     Trustee, President, Treasurer and
------------------------                   Chairman of the Board
Lynn L. Anderson

/s/ Steven J. Mastrovich                 Trustee
------------------------
Steven J. Mastrovich

/s/ William L. Marshall                  Trustee
------------------------
William L. Marshall

/s/ Patrick J. Riley                     Trustee
------------------------
Patrick J. Riley

/s/ Richard D. Shirk                     Trustee
------------------------
Richard D. Shirk

/s/ Bruce D. Taber                       Trustee
------------------------
Bruce D. Taber

/s/ Henry W. Todd                        Trustee
------------------------
Henry W. Todd